Pensions (Tables)	12 Months Ended
Dec. 31, 2020
Pensions
Major classes of plan assets as a percentage of total plan assets

Major classes of plan assets as a percentage of	2020			2019
total plan assets of the Main section	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	3.9	4.6	8.5	3.9	4.8	8.7
Index linked bonds	49.4	—	49.4	47.8	—	47.8
Government bonds	6.2	—	6.2	9.3	—	9.3
Corporate and other bonds	11.8	5.0	16.8	11.6	5.0	16.6
Real estate	—	4.2	4.2	—	4.8	4.8
Derivatives	—	10.0	10.0	—	7.8	7.8
Cash and other assets	—	4.9	4.9	—	5.0	5.0
	71.3	28.7	100.0	72.6	27.4	100.0

Summary of derivative instruments

	2020			2019
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	18	1,390	1,716	16	909	1,094
Interest rate swaps	68	11,197	6,215	57	6,407	2,992
Currency forwards	11	334	38	9	215	42
Equity and bond call options	1	169	1	1	122	—
Equity and bond put options	3	1	19	5	3	1
Other	2	63	17	3	124	13

Changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	(asset)/	value of	benefit	minimum	(asset)/
	plan assets	obligation(1)	funding (2)	liability	plan assets	obligation(1)	funding (2)	liability
Changes in value of net pension (asset)/liability	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	43,806	35,466	8,340	—	48,752	39,607	8,790	(355)
Currency translation and other adjustments	—	—	—	—	(85)	(76)	—	9
Income statement	1,245	1,156	242	153	1,374	1,307	255	188
Statement of comprehensive income	3,021	4,825	(1,696)	108	3,556	5,428	(1,730)	142
Contributions by employer	261	—	—	(261)	473	—	—	(473)
Contributions by plan participants and other scheme members	10	10	—	—	15	15	—	—
Liabilities extinguished upon settlement	—	—	—	—	(188)	(194)	—	(6)
Benefits paid	(1,788)	(1,788)	—	—	(1,972)	(1,972)	—	—
At 1 January 2020	46,555	39,669	6,886	—	51,925	44,115	7,315	(495)
Currency translation and other adjustments	—	4	—	4	92	71	—	(21)
Income statement
Net interest expense	936	795	141	—	1,037	890	149	2
Current service cost	—	156	—	156	—	208	—	208
Past service cost	—	3	—	3	—	5	—	5
	936	954	141	159	1,037	1,103	149	215

Statement of comprehensive income
Return on plan assets excluding recognised interest income	5,486	—	—	(5,486)	6,027	—	—	(6,027)
Experience gains and losses	—	(427)	—	(427)	—	(455)	—	(455)
Effect of changes in actuarial financial assumptions	—	5,419	—	5,419	—	5,974	—	5,974
Effect of changes in actuarial demographic assumptions	—	138	—	138	—	185	—	185
Asset ceiling adjustments	—	—	426	426	—	—	319	319
	5,486	5,130	426	70	6,027	5,704	319	(4)

Contributions by employer	233	—	—	(233)	296	—	—	(296)
Contributions by plan participants and other scheme members	9	9	—	—	14	14	—	—
Liabilities extinguished upon settlement	—	—	—	—	(2)	(3)	—	(1)
Benefits paid	(1,896)	(1,896)	—	—	(2,140)	(2,140)	—	—
At 31 December 2020	51,323	43,870	7,453	—	57,249	48,864	7,783	(602)

Notes:

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)

NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised. Other NatWest Group schemes that this applies to include the Ulster Bank Limited scheme and the NatWest Markets section.

(3)

NatWest Group expects to make contributions to the Main section of £215 million in 2021. Additional contributions of up to £500 million will be paid to the Main section, should NatWest Group make distributions in 2021, in line with the ring-fencing agreement with the Trustee.

	All schemes
	2020	2019
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	57,249	51,925
Present value of fund liabilities	48,864	44,115
Funded status	8,385	7,810
Asset ceiling/minimum funding	7,783	7,315
	602	495

	2020	2019
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 17)	723	614
Net liabilities of schemes in deficit (included in Other liabilities, Note 20)	(121)	(119)
	602	495

Principal actuarial assumptions

	Principal IAS 19 actuarial assumptions
	2020	2019	Principal assumptions of Main section
	%	%	2017 triennial valuation
Discount rate	1.4	2.1	Fixed interest swap yield curve plus 0.8% per annum
Inflation assumption (RPI)	2.9	2.9	RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.0
Rate of increase in pensions in payment	2.7	2.8	Modelled allowance for relevant caps and floors
Lump sum conversion rate at retirement	20	20	18%
Longevity at age 60:	years	years
Current pensioners
Males	27.1	26.9	28.1
Females	29.0	28.7	29.7
Future pensioners, currently aged 40
Males	28.3	28.2	29.3
Females	30.4	30.2	31.5

Sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2020	£m	£m	£m
0.25% increase in interest rates/discount rate	(2,585)	(2,384)	(201)
0.25% increase in inflation	2,204	1,603	601
0.25% increase in credit spreads	(6)	(2,384)	2,378
Longevity increase of one year	—	1,930	(1,930)
0.25% additional rate of increase in pensions in payment	—	1,608	(1,608)
Increase in equity values of 10% (1)	454	—	454
2019
0.25% increase in interest rates/discount rate	(2,330)	(1,973)	(357)
0.25% increase in inflation	1,923	1,394	529
0.25% increase in credit spreads	(5)	(1,973)	1,968
Longevity increase of one year	—	1,706	(1,706)
0.25% additional rate of increase in pensions in payment	—	1,326	(1,326)
Increase in equity values of 10% (1)	430	—	430

Note:

(1)	Includes both quoted and private equity.

The funded status is most sensitive to movements in credit spreads and longevity. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2020		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	7.8	6.1	4.5	2.9	1.3
	No change	3.9	1.9	—	(1.9)	(3.9)
	-50 bps	(0.6)	(2.8)	(5.1)	(7.4)	(9.7)

2019
Change in credit spreads	+50 bps	6.9	5.4	3.9	2.3	0.8
	No change	3.6	1.7	—	(1.7)	(3.6)
	-50 bps	(0.2)	(2.3)	(4.4)	(6.5)	(8.7)

Different classes of scheme members proportions

	2020	2019
Membership category	%	%
Active members	14.2	13.6
Deferred members	50.9	49.7
Pensioners and dependants	34.9	36.7
	100.0	100.0

History of defined benefit schemes

	Main section					All schemes
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	51,323	46,555	43,806	44,652	43,824	57,249	51,925	48,752	49,746	49,229
Present value of plan obligations	43,870	39,669	35,466	37,937	38,851	48,864	44,115	39,607	42,378	43,990
Net surplus	7,453	6,886	8,340	6,715	4,973	8,385	7,810	9,145	7,368	5,239

Experience gains/(losses) on plan liabilities	427	275	(122)	(107)	658	455	279	(81)	(93)	794
Experience gains/(losses) on plan assets	5,486	3,021	(1,891)	1,580	8,562	6,027	3,556	(2,090)	1,728	9,254
Actual return on plan assets	6,422	4,266	(768)	2,735	9,872	7,064	4,930	(848)	3,013	10,708
Actual return on plan assets	13.8%	9.7%	(1.7)%	6.2%	32.2%	13.6%	10.1%	(1.7)%	6.1%	30.9%